Note 8 - Goodwill and Other Intangible Assets - Components of Intangible Assets (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Customer relationships	¥ 6,424,471	¥ 6,424,471
Intangible assets subject to amortization—net	3,036,418	3,416,913
Telephone rights	35,599	36,546
Indefinite-Lived Trademarks	15,000	96,000	¥ 107,000
Goodwill	6,169,609	6,169,609	¥ 6,169,609
Total	6,220,208	6,302,155
Total intangible assets	9,256,626	9,719,068
Customer Relationships [Member]
Customer relationships	6,424,471	6,424,471
Customer relationships	¥ (3,388,053)	¥ (3,007,558)